14. Warrants (Details) - Warrant - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Warrants Outstanding Number of Shares
Number outstanding beginning balance	300,000	0
Number outstanding ending balance	300,000	300,000
Number of Shares exercisable ending balance	300,000	300,000
Exercise Price per Share
Exercise Price per Share, beginning price	$ 2.00	$ 0
Exercise Price per Share ending balance	2.00	2.00
Exercise Price per Share exercisable	$ 2.00	$ 2.00
Weighted average remaining contractual life, outstanding	3 years 10 months 17 days	4 years 4 months 13 days
Weighted average remaining contractual life, exercisable	3 years 10 months 17 days	4 years 4 months 13 days